UNITED STATES

			    SECURITIES AND EXCHANGE COMMISSION
                                    WASHINGTON D.C. 20549
					 FORM 13F
                                    FORM 13F COVER PAGE



     Report for the Calendar Year or Quarter Ended: September 30, 2011 Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: SG Capital Management, LLC
Address: 415 N. LaSalle Street, #401
Chicago, IL 60654

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Ken Grossman
Title: Partner
Phone: 312-923-0150

Signature, Place, and Date of Signing:

Ken Grossman, Chicago, IL November 3, 2011


Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:NONE
[If there are no entries in this list, omit this section.]






                                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 33
Form 13F Information Table Value Total: $98,122
                                       (thousands)
List of Other Included Managers: NONE
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
*** GIVEN IMAGING LTD          Com              M52020100      815    54029 SH       Sole                    54029
ALASKA AIR GROUP INC           Com              011659109     4501    79961 SH       Sole                    79961
AMCOL INTERNATIONAL CORP       Com              02341W103     3267   136202 SH       Sole                   136202
AMERICAN PUBLIC EDUCATION INC  Com              02913V103     7021   206506 SH       Sole                   206506
ANALOGIC CORP-NEW              Com              032657207     9360   206116 SH       Sole                   206116
ATLAS AIR WORLDWIDE HLDGS      Com              049164205     3586   107721 SH       Sole                   107721
BOOZ ALLEN HAMILTON HOLDING CP Com              099502106     1310    88124 SH       Sole                    88124
CASEYS GENERAL STORES INC      Com              147528103     4172    95587 SH       Sole                    95587
CONCEPTUS INC                  Com              206016107      133    12681 SH       Sole                    12681
EBIX INC-NEW                   Com              278715206     2127   144697 SH       Sole                   144697
HANGER ORTHOPEDIC GROUP INC    Com              41043F208     4399   232868 SH       Sole                   232868
INSULET CORP                   Com              45784P101     2292   150229 SH       Sole                   150229
JABIL CIRCUIT INC              Com              466313103     4961   278892 SH       Sole                   278892
KEYNOTE SYSTEMS INC            Com              493308100     1573    74446 SH       Sole                    74446
LITHIA MOTORS INC CL A         Com              536797103     2123   147661 SH       Sole                   147661
MADDEN STEVEN LTD              Com              556269108     2050    68122 SH       Sole                    68122
MERIDIAN BIOSCIENCE INC        Com              589584101     6232   395956 SH       Sole                   395956
MICROS SYSTEMS INC             Com              594901100      265     6025 SH       Sole                     6025
MIDDLEBY CORP                  Com              596278101     4038    57309 SH       Sole                    57309
MOBILE MINI INC                Com              60740F105     3104   188797 SH       Sole                   188797
NCI BUILDING SYSTEMS INC       Com              628852204      483    63869 SH       Sole                    63869
OCLARO INC                     Com              67555n107     1810   497351 SH       Sole                   497351
OCLARO INC                     Com              67555N206       82    22563 SH       Sole                    22563
ON ASSIGNMENT INC              Com              682159108      290    41001 SH       Sole                    41001
OPNET TECHNOLOGIES INC         Com              683757108     1768    50641 SH       Sole                    50641
OXFORD INDUSTRIES INC          Com              691497309     2994    87288 SH       Sole                    87288
QUANEX BUILDING PRODUCTS CORP  Com              747619104      138    12643 SH       Sole                    12643
QUANTA SERVICES INC            Com              74762E102     4819   256478 SH       Sole                   256478
RICHARDSON ELECTRONICS LTD     Com              763165107     6314   463907 SH       Sole                   463907
ROADRUNNER TRANSPORTATION SYS  Com              76973Q105     2231   162638 SH       Sole                   162638
SHERWIN WILLIAMS CO            Com              824348106     5002    67299 SH       Sole                    67299
SONIC AUTOMOTIVE INC CL A      Com              83545G102     1779   164837 SH       Sole                   164837
TELLABS INC                    Com              879664100     3080   717954 SH       Sole                   717954